Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
(12)	Commitments and Contingent Liabilities

The Company is party to litigation and claims arising in the normal course of business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial position.

In addition, the Company is currently involved in two lawsuits in which borrowers have alleged improper conduct by a former officer of the Company. One of the two lawsuits relates to a counter claim in which actions were brought by the Company to collect loans in default. The lawsuits are currently in trial. Management, after consultation with legal counsel, does not believe losses, if any, will be material to the financial position of the Company.

Wilson Bank leases land for certain branch facilities and automatic teller machine locations. Future minimum rental payments required under the terms of the noncancellable leases are as follows:

Years Ending December 31,	In Thousands
2013	$83
2014	59
2015	42
2016	13
2017	9

Total rent expense amounted to $153,000, $174,000 and $189,000, respectively, during the years ended December 31, 2012, 2011 and 2010.

The Company has lines of credit with other financial institutions totaling $38,000,000. At December 31, 2012 and 2011, respectively, there was no balance outstanding under these lines of credit.